Deferred Income Taxes (Details 3) $ in Thousands	Dec. 31, 2020 CAD ($)
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	$ 13,066
2026
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	57
2027
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	241
2028
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	0
2029
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	0
2030
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	488
2031
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	833
2032
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	893
2033
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	292
2034
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	872
2035
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	1,086
2036
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	0
2037
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	4,353
2038
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	854
2039
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	839
2040
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	1,096
No Date of Expiry
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Unrecognized unused non-capital losses	$ 1,162